Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Fair Value [Member]
Recurring fair value measurements
Cash and cash equivalents	$ 2.9	$ 1.0	$ 12.0
Restricted cash		0.2	2.4
Derivative instruments - Asset position	0.2	2.7	6.2
Derivative instruments - Liability position	(18.6)	(27.3)
Total recurring fair value measurements	(15.5)	(23.4)	20.6
Total Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Recurring fair value measurements
Cash and cash equivalents	2.9	1.0	12.0
Restricted cash		0.2	2.4
Derivative instruments - Asset position	0.0	0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	2.9	1.2	14.4
Total Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash		0.0	0.0
Derivative instruments - Asset position	0.2	2.7	6.2
Derivative instruments - Liability position	(18.6)	(27.3)
Total recurring fair value measurements	(18.4)	(24.6)	6.2
Total Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash		0.0	0.0
Derivative instruments - Asset position	0.0	0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Total Gains (Losses) [Member]
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash		0.0	0.0
Derivative instruments - Asset position	0.0	0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Carrying Value [Member]
Recurring fair value measurements
Cash and cash equivalents	2.9	1.0	12.0
Restricted cash		0.2	2.4
Derivative instruments - Asset position	0.2	2.7	6.2
Derivative instruments - Liability position	(18.6)	(27.3)
Total recurring fair value measurements	$ (15.5)	$ (23.4)	$ 20.6